united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	8/31

Date of reporting period:	8/31/2024

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

GGM Macro Alignment ETF

(GGM) NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about GGM Macro Alignment ETF for the period of September 25, 2023 to August 31, 2024.  You can find additional information about the Fund at https://regdocs.blugiant.com/ggm-macro-alignment-etf/. You can also request this information by contacting us at 1-800-966-9991.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GGM Macro Alignment ETF	$74	0.74%

Had the Fund been open the full reporting period, expenses would be higher.

How did the Fund perform during the reporting period?

• The strong performance of the Technology/MAG7 concentration buoyed the S&P 500’s rise starting in the 4th quarter of 2023 which provided a headwind for the fund as diversified portfolios had trouble keeping pace. Since the fund is spread across five sectors and styles, it experienced performance more in line with equal weighted benchmarks and balanced portfolios.

• Similarly, the A.I. explosion further narrowed the rally in 2024, creating additional headwinds for diversified strategies as few sector and/or style categories that meet our fund’s long-term investment criteria were overallocated to the theme.

• Despite holding technology and semiconductors sector exposure, diversification of the fund resulted in underperformance during a narrowing tech rally where we witnessed some of the tightest market concentration ever.

• Coinciding with extreme market concentration, we experienced a dramatic shift in growth expectations by the end of the 2nd quarter. The change in expectations was multiple standard deviations outside of any variation we’ve seen in our tracking history and resulted in several shifts towards growth-oriented sector exposures.

• As we draw closer to the end of 2024, our models are forecasting growth to decline with a moderate confidence probability, triggering shifts towards more defensive sectors such as utilities, health care, and real estate. The fund’s quantitative process also identified the directional change in interest rates, resulting in a higher allocation to rate sensitive sectors. These changes, combined with a stock market that’s performing more in line with economic reality, have provided a recent tailwind for the fund producing stronger outperformance in the 3rd quarter.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

GGM Macro Alignment ETF - NAV
S&P 500® Index
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$13,201
$11,546
09/25/23
09/30/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24
06/30/24
07/31/24
08/31/24

	GGM Macro Alignment ETF - NAV	S&P 500® Index
09/25/23	$10,000	$10,000
09/30/23	$9,792	$9,889
10/31/23	$9,596	$9,681
11/30/23	$10,140	$10,565
12/31/23	$10,641	$11,045
01/31/24	$10,581	$11,230
02/29/24	$10,697	$11,830
03/31/24	$11,007	$12,211
04/30/24	$10,733	$11,712
05/31/24	$11,103	$12,293
06/30/24	$11,023	$12,734
07/31/24	$11,276	$12,889
08/31/24	$11,546	$13,201

Average Annual Total Returns

Since Inception (September 25, 2023)
GGM Macro Alignment ETF - NAV	15.46%
GGM Macro Alignment ETF - Market Price	15.62%
S&P 500® Index	32.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$21,534,573
  Number of Portfolio Holdings5
  Advisory Fee $111,498
  Portfolio Turnover354%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
98.2%
Other Assets in Excess of Liabilities
1.8%

Value	Value
Other Assets in Excess of Liabilities	1.8%
Equity	98.2%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Real Estate ETF	19.8%
Utilities Select Sector SPDR Fund	19.8%
Health Care Select Sector SPDR Fund	19.6%
iShares US Telecommunications ETF	19.6%
SPDR S&P Biotech ETF	19.4%

Material Fund Changes

No material changes occurred during the year ended August 31, 2024.

GGM Macro Alignment ETF

Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://regdocs.blugiant.com/ggm-macro-alignment-etf/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083124-GGM

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Keith Rhodes is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhodes is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for the last fiscal year for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year is as follows:

2024	$12,250

(b)	Audit-Related Fees. There were no fees billed the last fiscal year for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed the last fiscal year for professional services rendered by the principal accountant for tax compliance are as follows:

2024	$2,750

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in the last fiscal year for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended August 31, 2024.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal year ended August 31, 2024 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

GGM Macro Alignment ETF

(Symbol:GGM)

Financial Statements

August 31, 2024

1-800-966-9991

www.ggmetf.com

GGM MACRO ALIGNMENT ETF
SCHEDULE OF INVESTMENTS
August 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS 98.2%
	EQUITY - 98.2%
26,916	Health Care Select Sector SPDR Fund	$4,231,195
178,682	iShares US Telecommunications ETF	4,211,535
41,296	SPDR S&P Biotech ETF	4,181,633
55,786	Utilities Select Sector SPDR Fund	4,255,914
44,795	Vanguard Real Estate ETF	4,261,348
		21,141,625

	TOTAL EXCHANGE-TRADED FUNDS (Cost $19,996,760)	21,141,625

	TOTAL INVESTMENTS - 98.2% (Cost $19,996,760)	$21,141,625
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.8%	392,948
	NET ASSETS - 100.0%	$21,534,573

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

GGM Macro Alignment ETF
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2024

ASSETS
Investment securities:
At cost	$19,996,760
At fair value	$21,141,625
Cash	604,900
Receivable for securities sold	16,586,036
TOTAL ASSETS	38,332,561

LIABILITIES
Payable for securities purchased	8,469,793
Payable for fund shares redeemed	8,326,935
Investment advisory fees payable	1,260
TOTAL LIABILITIES	16,797,988
NET ASSETS	$21,534,573

Net Assets Consist Of:
Paid in capital	$20,724,642
Accumulated earnings	809,931
NET ASSETS	$21,534,573

Net Asset Value Per Share:
Shares:
Net Assets	$21,534,573
Shares of beneficial interest outstanding ($0 par value. unlimited shares authorized)	750,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$28.71

See accompanying notes to financial statements.

GGM Macro Alignment ETF
STATEMENT OF OPERATIONS

For the Period Ended August 31, 2024 (a)
INVESTMENT INCOME
Dividends	$303,028
TOTAL INVESTMENT INCOME	303,028

EXPENSES
Investment advisory fees	111,498
TOTAL EXPENSES	111,498

NET INVESTMENT INCOME	191,530

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	(451,251)
In-kind redemptions	1,854,965
Realized gain on investments	1,403,714

Net change in unrealized appreciation on:
Investments	1,144,865
Unrealized appreciation on investments	1,144,865

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	2,548,579

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,740,109

(a)	Commencement of operations was September 25, 2023.

See accompanying notes to financial statements.

GGM Macro Alignment ETF
STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
August 31, 2024 (a)
FROM OPERATIONS
Net investment income	$191,530
Net realized loss from investments	(451,251)
Net realized gain from in-kind redemptions	1,854,965
Net change in unrealized appreciation on investments	1,144,865
Net increase in net assets resulting from operations	2,740,109

DISTRIBUTIONS TO SHAREHOLDERS
Total distribution paid:	(74,841)
Decrease in net assets from distributions to shareholders	(74,841)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	45,957,767
Payments for shares redeemed	(27,088,462)
Net increase in net assets from shares of beneficial interest	18,869,305

TOTAL INCREASE IN NET ASSETS	21,534,573

NET ASSETS
Beginning of Period	—
End of Period	$21,534,573

SHARE ACTIVITY
Shares Sold	1,740,000
Shares Redeemed	(990,000)
Net increase from share activity	750,000

(a)	Commencement of operations was September 25, 2023.

See accompanying notes to financial statements.

GGM Macro Alignment ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Period Ended
	August 31,
	2024 (a)

Net asset value, beginning of period	$24.99
Activity from investment operations:
Net investment income (b)	0.32
Net realized and unrealized gain on investments	3.53
Total from investment operations	3.85
Less distributions from:
Net investment income	(0.13)
Total distributions	(0.13)
Net asset value, end of period	$28.71

Market price, end of period	$28.75
Total return (c)	15.46	% (d)
Market price total return	15.62	% (d)
Net assets, end of period (000s)	$21,535
Ratio of expenses to average net assets (g)	0.74	% (e)
Ratio of net investment income to average net assets (h)	1.27	% (e)
Portfolio Turnover Rate (f)	354	% (d)

(a)	GGM Macro Alignment ETF commencement of operations was September 25, 2023.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(g)	Does not include the Funds shares of the expenses of the underlying investment companies in which the Fund invests.

(h)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

GGM Macro Alignment ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2024

1.	ORGANIZATION

The GGM Macro Alignment ETF (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on September 25, 2023. The Fund is a “fund of funds” in that the Fund will generally invest in other investment companies. The Fund seeks to provide long-term capital appreciation.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which may be different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private

GGM Macro Alignment ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2024

investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2024 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$21,141,625	$—	$—	$21,141,625
Total	$21,141,625	$—	$—	$21,141,625

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

GGM Macro Alignment ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2024

Security Transactions and Related Income – Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax -basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s August 31, 2024 year-end tax return. The Fund has identified its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended August 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $54,960,205 and $54,644,720 respectively. For the period ended August 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $45,379,424 and $27,081,311 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Grant/Gross Mendelsohn, LLC doing business as GGM Wealth Advisors (“Adviser”) serves as investment adviser to the Fund. The Adviser has engaged Penserra Capital Management LLC as the sub-adviser (the “Sub-Adviser”). For services the Sub-Adviser provides they are compensated by the Adviser. Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. The Adviser pays substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit,

GGM Macro Alignment ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2024

trustees and other services, except for costs of borrowing money (including interest expenses), distribution fees or expenses, brokerage expenses, commissions and other transaction expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business in return for a “universal fee.”. As compensation for its services the Adviser is entitled to receive an annual fee from the Fund computed and accrued daily and paid monthly, at an annual rate of 0.74% of average daily net assets. For the period ended August 31, 2024, the Fund incurred $111,498 in advisory fees.

Distributor – Northern Lights Distributors, LLC, (the “Distributor”), serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an ETF Distribution Agreement with the Trust (the “Distribution Agreement”). The offerings of the Shares are continuous and the Distributor acts as an agent for the Trust.

The Fund does not pay the Distributor any fees under the Distribution Agreement. However, the Advisor pays an annual fee to the Distributor plus reasonable out-of-pocket expenses incurred by the Distributor in connection with activities performed for the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser as part of the universal fee pays UFS customary fees for providing administration, fund accounting and transfer agent services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser as part of the universal fee.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser as part of the universal fee.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker -dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date.

Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

GGM Macro Alignment ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2024

The Transaction Fees for the Funds are listed in the table below:

Fee for In-Kind and	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*
$125	2.00%

For the period ended August 31, 2024, the Fund received $0 and $2,250 in variable and fixed fees, respectively.

*	As a percentage of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At August 31, 2024, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

			Total Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Aggregate Cost	Appreciation	Depreciation	Depreciation
$19,996,760	$1,147,210	$(2,345)	$1,144,865

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the fiscal period ended August 31, 2024 was as follows:

Fiscal Period Ended
August 31, 2024
Ordinary Income	$74,841
Long-Term Capital Gain	—
$74,841

As of August 31, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$116,689	$—	$(451,623)	$—	$—	$1,144,865	$809,931

Capital losses incurred after October 31 within the fiscal period end are deemed to arise on the first business day of the following fiscal period end for tax purposes. The Fund incurred and elected to defer such capital losses of $ 451,623.

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain/(loss) on in-kind redemption, resulted in reclassification for the Fund for the fiscal period ended August 31, 2024, as follows:

Distributable
Paid in Capital	Earnings
$1,855,337	$(1,855,337)

GGM Macro Alignment ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2024

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
of Northern Lights Fund Trust II and
Shareholders of GGM Macro Alignment ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of GGM Macro Alignment ETF (the “Fund”), a series of Northern Lights Fund Trust II, including the schedule of investments, as of August 31, 2024, the related statement of operations, the statement of changes in net assets and the financial highlights for the period September 25, 2023 (commencement of operations) through August 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the period September 25, 2023 (commencement of operations) through August 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2012.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 29, 2024

GGM Macro Alignment ETF
SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2024

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on July 26 and 27, 2023, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the advisory agreement (the “GGM Advisory Agreement”) between GGM Wealth Advisors (“GGM”) and the Trust on behalf of the GGM Macro Alignment ETF (the “Fund”) . The Board further considered the approval of the sub-advisory agreement between GGM and Penserra Capital Management, LLC (“Penserra”) with respect to the Fund (“Penserra Sub-Advisory Agreement’).

Based on their evaluation of the information provided by GGM and Penserra, in conjunction with the Fund’s other service providers, the Board, by unanimous votes (including separate votes of the Independent Trustees), approved the GGM Advisory Agreement and Penserra Sub-Advisory Agreement each with respect to the Fund.

GGM Advisory Agreement

In advance of the Meeting, the Board requested and received materials to assist them in considering the proposed approval of the GGM Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the GGM Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the GGM Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund. The materials also included due diligence materials relating to GGM (including due diligence questionnaires completed by GGM, select financial information of GGM, bibliographic information regarding GGM’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the proposed approval of the GGM Advisory Agreement with respect to the Fund. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the GGM Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the GGM Advisory Agreement. In considering the approval of the GGM Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by GGM related to the proposed approval of the GGM Investment Advisory Agreement, including its ADV, a description of the manner in which investment decisions will be made and executed, its processes to conduct oversight of the sub-adviser, Penserra, and a review of the personnel performing services for the Fund, including the individuals that will primarily monitor and execute the investment strategies. The Board noted that GGM has been a registered investment adviser with the SEC since January 1996, and that its personnel have many years of experience in the financial services industry and with investment management. The Board discussed GGM’s research capabilities and the quality of its compliance infrastructure noting that the CCO of the Trust recommended that GGM hire an outside compliance consulting firm to assist in the development of its compliance program with respect to advising a registered fund and assist with oversight of the program. Additionally, the Board received satisfactory responses from representatives of GGM with respect to a series of important questions, including: whether GGM or its principals were involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Fund; and whether there are procedures in place to adequately

GGM Macro Alignment ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
August 31, 2024

allocate trades among its clients. The Board reviewed the description provided on the practices for monitoring compliance with the Fund’s investment limitations, noting that GGM’s CCO would actively review the portfolio managers’ performance of their duties to ensure compliance under GGM’s compliance program. The Board reviewed the capitalization of GGM and, based on financial information provided by and representations made by GGM and its representatives, concluded that GGM was sufficiently well-capitalized in order to meet its obligations to the Fund. The Board also discussed GGM’s compliance program with the CCO of the Trust, noting that GGM was still in process of modifying certain procedures to address advising a registered investment company and the CCO represented that he would review and monitor changes to the compliance program to address the 1940 Act and report to the Board regarding these changes. The Board also noted GGM’s representation that the draft prospectus and statement of additional information for the Fund accurately describes the investment strategies of the Fund. After further discussion, the Board concluded that GGM had sufficient quality and depth of personnel, resources and investment methods essential to performing its duties under the GGM Investment Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by GGM to the Fund appear to be satisfactory.

Performance. Because the Fund had not yet commenced operations, the Board reviewed the composite performance of GGM’s similar managed accounts and noted that the strategy has outperformed its benchmark, the S&P 500 Total Return index for the one year, three year and since inception periods. The Board was satisfied that GGM would be able to provide an adequate level of service for the Fund.

Fees and Expenses. As to the costs of the services to be provided by GGM, the Board reviewed and discussed the proposed advisory fee for the Fund which was structured as a unitary fee and the anticipated total operating expenses for the Fund as compared to its respective peer group and Morningstar category as presented in the Board Materials noting that the proposed unitary fee was in line with the average contractual management fees and net operating expenses of the funds in its peer group and Morningstar category. The Board reviewed the contractual arrangements for the Fund, noting that under the unitary fee structure, GGM will pay substantially all expenses of the Fund, including the cost of sub-advisory fee, transfer agency, custody, fund administration, legal, audit, trustees and other services, but not costs for borrowing, including interest expenses, distribution fees or expenses, brokerage expenses, commissions or other transaction expenses, taxes and extraordinary expenses, such as litigation, and other expenses not incurred in the ordinary course of the Fund’s business. The Board concluded that the unitary fee to be charged by GGM with respect to the Fund was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to GGM with respect to the Fund based on profitability estimates and analyses provided by GGM and reviewed by the Board. After review and discussion, the Board concluded that, based on the services to be provided by GGM and the projected growth of the Fund, the anticipated level of profit from GGM’s relationship with the Fund was not excessive.

Economies of Scale . As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed GGM’s expectations for growth of the Fund and concluded that any material economies of scale would not be achieved in the near term.

Penserra Sub-Advisory Agreement

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Penserra Sub-Advisory Agreement. In addition to the materials described above, the Board reviewed: (i) the nature and quality of the investment advisory services to be provided by Penserra, including the experience and qualifications of the personnel providing such services; (ii) Penserra’s trading and execution process; and (iii) Penserra’s financial condition, history of operations and ownership structure. In considering the approval of the Penserra Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

GGM Macro Alignment ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
August 31, 2024

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services provided by Penserra, the Board noted the experience of the portfolio management personnel of Penserra, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of Penserra and reviewed supporting materials. The Board reviewed the materials prepared by Penserra describing its trading and execution process and noted Penserra’s considerable experience executing, settling and reporting trades, adjusting baskets and coordinating custom baskets for ETFs. The Board concluded that Penserra had sufficient quality and depth of personnel and resources essential to performing its duties under the Penserra Sub-Advisory Agreement and that the nature, overall quality and extent of investment advisory services to be provided to the Fund appear to be satisfactory.

Performance. Because the Fund had not yet commenced operations, the Board did not consider past performance. The Board also noted that Penserra would be primarily responsible for executing the investment decisions of GGM rather than managing the Fund.

Fees and Expenses. As to the costs of the services provided by Penserra, the Board discussed the sub-advisory fee and considered that Penserra is paid by GGM out of its unitary fee and not by the Fund. The Board also looked at the advisory fee split between GGM and Penserra and concluded that the sub -advisory fee paid to Penserra was not unreasonable in light of the quality of the services to be performed. The Board also considered, based on statements made and information provided by GGM and Penserra, that the Penserra Sub-Advisory Agreement was negotiated at arm’s-length between GGM and Penserra.

Profitability. As to profitability, the Board discussed and noted that Penserra will receive no compensation from GGM, other than the sub-advisory fee earned pursuant to the Penserra Sub-Advisory Agreement. The Board further noted that the sub -advisory fee is paid by GGM out of the unitary fee that it receives and not directly by the Fund. While the Board did not consider the costs of services provided by Penserra or its profitability to be significant factors, nonetheless, based on all these factors and on profitability estimates and analyses provided by Penserra and reviewed by the Board, the Board concluded that anticipated profits from Penserra’s relationship with the Fund were not excessive.

Economies of Scale. The Board noted that the sub-advisory fee is not paid by the Fund, therefore the Board did not consider whether the sub-advisory fee should reflect any potential economies of scale that might be realized as the Fund’s assets increase and rather determined the economies of scale would be evaluated as part of looking at the advisory fee paid to GGM.

Conclusion. The Board members relied upon the advice of independent counsel, and their own business judgment in determining the material factors to be considered in evaluating the each of the GGM Advisory Agreement and the Penserra Sub-Advisory Agreement (collectively, the “Advisory Agreements”) and the weight to be given to each such factor. Accordingly, having requested and received such information from GGM and Penserra as the Board believed to be reasonably necessary to evaluate the terms of each of the Advisory Agreements separately, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that with respect to Fund that (a) the terms of each of the Advisory Agreements are reasonable; (b) the advisory fee (or sub-advisory fee as applicable) is not unreasonable; and (c) the Advisory Agreements are in the best interests of the Fund and its respective shareholders. In considering the approval of each of the Advisory Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the Advisory Agreements was in the best interests of the Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each of the Advisory Agreements.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-800-966-9991 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-800-966-9991.

Investment Adviser
GGM Wealth Advisors
1801 Porter Street, Suite 500
Baltimore, MD 21230

Trading Sub-Adviser
Penserra Capital Management LLC
4 Orinda Way, Suite 100
Orinda, CA 94563

Administrator
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	11/1/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	11/1/24

By (Signature and Title)
/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	11/1/24